Consolidated Statements Of Equity (USD $) In Thousands	Total	Total ARAMARK Holdings Stockholders' Equity	Common Stock	Capital Surplus	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Stock [Member]	Noncontrolling Interest
Balance at Oct. 01, 2010	$ 1,396,957	$ 1,396,957	$ 2,094	$ 1,523,110	$ 79,296	$ (128,526)	$ (79,017)
Net income	84,971	83,846			83,846			1,125
Other comprehensive income (loss)	51,181	51,181				51,181
Capital contributions from issuance of common stock	25,252	25,252	29	25,223
Compensation expense related to stock incentive plans	17,317	17,317		17,317
Tax benefits related to stock incentive plans	651	651		651
Increase (decrease) in common stock subject to repurchase obligation, net	26,675	26,675		26,675
Purchases of common stock	(40,756)	(40,756)					(40,756)
Payment of dividends	(711,172)	(711,172)			(711,172)
Sale of subsidiary shares to noncontrolling interest	31,677	735		735				30,942
Distributions to noncontrolling interest	(288)							(288)
Balance at Sep. 30, 2011	882,465	850,686	2,123	1,593,711	(548,030)	(77,345)	(119,773)	31,779
Net income	106,076	103,551			103,551			2,525
Other comprehensive income (loss)	3,600	3,600				3,600
Capital contributions from issuance of common stock	31,636	31,636	36	31,600
Compensation expense related to stock incentive plans	15,678	15,678		15,678
Tax benefits related to stock incentive plans	4,539	4,539		4,539
Increase (decrease) in common stock subject to repurchase obligation, net	(9,400)	(9,400)		(9,400)
Purchases of common stock	(67,273)	(67,273)					(67,273)
Distributions to noncontrolling interest	(457)							(457)
Balance at Sep. 28, 2012	966,864	933,017	2,159	1,636,128	(444,479)	(73,745)	(187,046)	33,847
Net income	2,926	2,710			2,710			216
Other comprehensive income (loss)	(16,143)	(16,143)				(16,143)
Capital contributions from issuance of common stock	14,164	14,164	19	14,145
Compensation expense related to stock incentive plans	8,821	8,821		8,821
Tax benefits related to stock incentive plans	881	881		881
Increase (decrease) in common stock subject to repurchase obligation, net	16,874	16,874		16,874
Purchases of common stock	(46,407)	(46,407)					(46,407)
Distribution of Seamless Holdings	(138,173)	(104,110)			(104,110)			(34,063)
Balance at Mar. 29, 2013	809,807	809,807	2,178	1,676,849	(545,879)	(89,888)	(233,453)	0
Balance at Sep. 28, 2012	966,864	933,017	2,159	1,636,128	(444,479)	(73,745)	(187,046)	33,847
Net income	69,572	69,356			69,356			216
Other comprehensive income (loss)	14,520	14,520				14,520
Capital contributions from issuance of common stock	24,559	24,559	35	24,524
Compensation expense related to stock incentive plans	19,417	19,417		19,417
Tax benefits related to stock incentive plans	4,841	4,841		4,841
Increase (decrease) in common stock subject to repurchase obligation, net	8,753	8,753		8,753
Purchases of common stock	(66,646)	(66,646)					(66,646)
Distribution of Seamless Holdings	(138,173)	(104,110)			(104,110)			(34,063)
Balance at Sep. 27, 2013	903,707	903,707	2,194	1,693,663	(479,233)	(59,225)	(253,692)
Net income	57,678				57,678
Other comprehensive income (loss)	385					385
Capital contributions from issuance of common stock	19,095		27	19,068
Capital contributions from initial public offering	524,081		280	523,801
Compensation expense related to stock incentive plans	72,998			72,998
Tax benefits related to stock incentive plans	12,221			12,221
Increase (decrease) in common stock subject to repurchase obligation, net	158,708			158,708
Purchases of common stock	(32,427)						(32,427)
Payment of dividends	(17,306)				(17,306)
Balance at Mar. 28, 2014	$ 1,699,140		$ 2,501	$ 2,480,459	$ (438,861)	$ (58,840)	$ (286,119)